SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY (¥)
Significant Accounting Policies [Line Items]
Certificates of deposit	$ 135,728,697		$ 98,022,000
Research and development expenses	6,503,712		7,021,992		$ 6,024,368
Deferred Tax Assets, Net, Noncurrent	8,173,538		4,625,996
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	1,252,387		1,179,637
Defined Contribution Plan, Employer Discretionary Contribution Amount	3,763,276		3,258,629		2,981,962
Excess Tax Benefit from Share-based Compensation, Operating Activities	0		2,613,831		1,518,702
Accounting Standards Update 2015-17 [Member]
Significant Accounting Policies [Line Items]
Deferred Tax Assets, Net, Noncurrent			4,625,996
Accounting Standards Update 2016-09 [Member]
Significant Accounting Policies [Line Items]
Excess Tax Benefit from Share-based Compensation, Operating Activities	621,381
Guizhou Taibang [Member]
Significant Accounting Policies [Line Items]
Grants received							$ 2,989,215	¥ 18,350,000
Grants amortized amount	271,754		276,388		297,434
Shandong Taibang [Member]
Significant Accounting Policies [Line Items]
Grants received					2,452,864	¥ 15,000,000
Grants amortized amount	222,143		410,369		118,751
Research and Development Expense [Member]
Significant Accounting Policies [Line Items]
Grants received	$ 368,093	¥ 2,405,210	$ 728,874	¥ 5,056,361	$ 1,188,907	¥ 7,280,600
Minimum [Member]
Significant Accounting Policies [Line Items]
Equity method investment percentage	20.00%
Contractual period of rights	40 years	40 years
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	25.00%	25.00%
Maximum [Member]
Significant Accounting Policies [Line Items]
Equity method investment percentage	50.00%
Contractual period of rights	50 years	50 years
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	43.00%	43.00%